Net Loss (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net income (loss), basic and diluted	$ 36,357	$ 1,519	$ 60,174	$ (14,406)	$ (8,394)	$ (13,720)
Denominator
Weighted-average shares used to compute net income (loss) per share, basic	84,870,837	75,939,443	84,352,415	75,928,057	76,223,451	75,457,693
Effect of dilutive options	5,213,112	1,944,311	3,146,104
Weighted-average shares used to compute net income (loss) per share, diluted	90,083,949	77,883,754	87,498,519	75,928,057	76,223,451	75,457,693
Net income (loss) per share:
Basic	$ 0.43	$ 0.02	$ 0.71	$ (0.19)	$ (0.11)	$ (0.18)
Diluted	$ 0.40	$ 0.02	$ 0.69	$ (0.19)	$ (0.11)	$ (0.18)